Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net

8.  Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Computers, equipment and furniture	213,651	170,850	26,184
Motor vehicles	5,986	5,736	879
Leasehold improvements	42,408	42,087	6,450
Total	262,045	218,673	33,513
Less: accumulated depreciation	(164,688)	(156,024)	(23,912)
Net book value	97,357	62,649	9,601

Depreciation expenses for the years ended December 31, 2018, 2019 and 2020 were RMB29.4 million, RMB34.1 million and RMB32.5 million (US$5.0 million), respectively.